Capital stock (Tables)	12 Months Ended
Aug. 31, 2023
Capital stock.
Summary of issued capital

	2023	2022
	$	$
11,171,800 voting common shares [2022 – 8,471,923]	50,395,717	43,441,591

Summary of the derivative liabilities related to the warrants

	2023	2022
	$	$
Opening balance	—	—
Additions	7,614,510	—
Change in estimate	(2,055,688)	—
Closing balance	5,558,822	—